COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES
Leasing expenses	$ 6,030,705	$ 8,367,927	$ 9,175,500
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Within 1 year	3,644,516
Between 1 and 2 years	310,036
Between 2 and 3 years	2,316
Total	$ 3,956,868